Investment Portfoliosas of May 31, 2024 (Unaudited)
DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 51.3%
DWS Core Equity Fund "Institutional" (a)	208,614	7,213,861
DWS Emerging Markets Equity Fund "Institutional" (a)	55,446	989,711
DWS RREEF Global Infrastructure Fund "Institutional" (a)	44,690	677,054
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	121,274	828,298
DWS RREEF Real Estate Securities Fund "Institutional" (a)	10,411	208,843
DWS Small Cap Core Fund "S" (a)	20,166	955,457
Total Equity — Equity Funds (Cost $6,063,001)		10,873,224

Equity — Exchange-Traded Funds 14.0%
iShares Core MSCI Europe ETF	24,056	1,443,360
iShares MSCI Japan ETF	14,033	967,856
iShares MSCI Pacific ex Japan ETF	7,935	348,029
SPDR S&P Global Natural Resources ETF	3,629	216,615
Total Equity — Exchange-Traded Funds (Cost $2,478,947)		2,975,860

Fixed Income — Bond Funds 4.9%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	7	52
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	59,285	356,301
DWS High Income Fund "Institutional" (a)	156,323	678,444
Total Fixed Income — Bond Funds (Cost $987,191)		1,034,797

Fixed Income — Exchange-Traded Funds 25.4%
iShares 7-10 Year Treasury Bond ETF, “B”	6,837	634,474
iShares Core International Aggregate Bond ETF	18,974	941,110
iShares GNMA Bond ETF	33,192	1,418,460
iShares JP Morgan USD Emerging Markets Bond ETF	7,200	641,160
iShares TIPS Bond ETF	1,980	211,266
Vanguard Intermediate-Term Corporate Bond ETF	19,304	1,537,467
Total Fixed Income — Exchange-Traded Funds (Cost $5,433,902)		5,383,937

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.121% (b), 9/5/2024 (c)	100,000	98,637
5.159% (b), 9/5/2024 (c)	3,000	2,959
Total Government & Agency Obligations (Cost $101,594)		101,596

	Shares	Value ($)

Fixed Income — Money Market Funds 4.0%
DWS Central Cash Management Government Fund, 5.35% (a) (d) (Cost $852,942)	852,942	852,942

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,917,577)	100.1	21,222,356
Other Assets and Liabilities, Net	(0.1)	(27,069)
Net Assets	100.0	21,195,287
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2024 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
Equity — Equity Funds 51.3%
DWS Core Equity Fund “Institutional” (a)
6,971,951	1,045,418	1,771,900	542,580	425,812	48,164	301,954	208,614	7,213,861
DWS Emerging Markets Equity Fund “Institutional” (a)
1,296,059	256,551	666,500	(37,346)	140,947	30,051	—	55,446	989,711
DWS RREEF Global Infrastructure Fund “Institutional” (a)
728,896	83,737	183,000	(24,271)	71,692	11,137	—	44,690	677,054
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
—	820,700	—	—	7,598	—	—	121,274	828,298
DWS RREEF Real Estate Securities Fund “Institutional” (a)
766,507	343,262	977,600	81,411	(4,737)	13,061	—	10,411	208,843
DWS Small Cap Core Fund “S” (a)
327,811	816,381	229,200	38	40,427	2,381	—	20,166	955,457
Fixed Income — Bond Funds 4.9%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
47	2	—	—	3	2	—	7	52
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
330,601	123,281	107,800	(6,883)	17,102	4,682	—	59,285	356,301
DWS High Income Fund “Institutional” (a)
789,790	34,127	161,999	4,750	11,776	34,127	—	156,323	678,444
Fixed Income — Money Market Funds 4.0%
DWS Central Cash Management Government Fund, 5.35% (a) (d)
668,212	6,139,191	5,954,461	—	—	28,470	—	852,942	852,942
11,879,874	9,662,650	10,052,460	560,279	710,620	172,075	301,954	1,529,158	12,760,963

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At May 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities

At May 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Ultra Bond	USD	9/19/2024	1	112,432	112,031	(401)
2 Year U.S. Treasury Note	USD	9/30/2024	8	1,628,895	1,629,625	730
3 Year U.S. Treasury Note	USD	9/30/2024	1	207,174	207,062	(112)
Euro Stoxx 50 Index	EUR	6/21/2024	8	428,145	432,631	4,486
S&P 500 E-Mini Index	USD	6/21/2024	2	518,563	529,550	10,987
U.S. Long Bond	USD	9/19/2024	1	116,940	116,062	(878)
U.S. Ultra Bond	USD	9/19/2024	2	247,927	244,875	(3,052)
Total net unrealized appreciation						11,760
At May 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2024	1	108,929	108,797	132
5 Year U.S. Treasury Note	USD	9/30/2024	2	211,933	211,594	339
Total unrealized appreciation						471
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$10,873,224	$—	$—	$10,873,224
Equity — Exchange-Traded Funds	2,975,860	—	—	2,975,860
Fixed Income — Bond Funds	1,034,797	—	—	1,034,797
Fixed Income — Exchange-Traded Funds	5,383,937	—	—	5,383,937
Government & Agency Obligations	—	101,596	—	101,596
Fixed Income — Money Market Funds	852,942	—	—	852,942
Derivatives (a)
Futures Contracts	16,674	—	—	16,674
Total	$21,137,434	$101,596	$—	$21,239,030

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(4,443)	$—	$—	$(4,443)
Total	$(4,443)	$—	$—	$(4,443)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$15,473
Interest Rate Contracts	$(3,242)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMAMAT-PH3
R-080548-2 (1/25)